PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio
PowerShares CleantechTM Portfolio
Investment Objective
The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Cleantech IndexTM (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Cleantech Portfolio
Management Fees		0.50%
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.74%
Fee Waivers and Expense Assumption	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.67%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Cleantech Portfolio	68	230	405	912

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in stocks of cleantech companies that comprise the Underlying Index and American despositary receipts ("ADRs") based on the stocks in the Underlying Index. The Fund anticipates that the majority of its investment will be in the securities that comprise the Underlying Index. The Underlying Index is a modified equally weighted index currently comprised of stocks of publicly-traded cleantech companies and ADRs on such stocks. Strictly in accordance with its guidelines and mandated procedures, Cleantech Indices LLC ("Cleantech" or the "Index
Provider") identifies the securities comprising the Underlying Index. Cleantech considers a company to be a cleantech company if it derives at least 50% of its revenues or operating profits from cleantech businesses. Cleantech businesses are those that provide knowledge-based products (or services) that add economic value by reducing cost and raising productivity and/or product performance, while reducing the consumption of resources and the negative impact on the environment and public health. The Underlying Index focuses on companies that are leaders in the innovation and commercial deployment of cleantech products across a broad range of industries, including, but not limited to, alternative energy, energy efficiency and transmission, air and water purification, advanced materials, eco-friendly agriculture, transportation, manufacturing efficiency, recycling and pollution prevention.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Cleantech Sector Risk. There are risks in investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect the value of the Shares.
Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.
Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was (0.99)%. Best Quarter Worst Quarter 28.40% (2nd Quarter 2009) (32.57)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Cleantech Portfolio	Return Before Taxes	(17.73%)	(2.74%)	(2.33%)	Oct. 24, 2006
PowerShares Cleantech Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(17.97%)	(2.82%)	(2.40%)	Oct. 24, 2006
PowerShares Cleantech Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.52%)	(2.35%)	(2.00%)	Oct. 24, 2006
PowerShares Cleantech Portfolio Cleantech IndexTM	Cleantech IndexTM (reflects no deduction for fees, expenses or taxes)	(18.26%)	(3.10%)	(2.65%)	Oct. 24, 2006
PowerShares Cleantech Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.40%	Oct. 24, 2006
PowerShares Cleantech Portfolio NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.79%)	1.52%	2.05%	Oct. 24, 2006